OTHER LONG-TERMS LIABILITIES (Narrative) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 07, 2007 USD ($)
Commitments and Contingent Liabilities [Line Items]
Maximum percentage of grants received	100.00%
Royalty percentage, increase in export sales	4.00%
Possible delinquent royalties					$ 480,000
Possible delinquent royalties, allowance	$ 90,000
Royalty payable	451,000
Lease Type [Line Items]
Lease deposits	11,000		$ 11,000
Guarantees for lease	41,000
Chief Scientist [Member]
Commitments and Contingent Liabilities [Line Items]
Periodic installment of debt	$ 9,200	₪ 36
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage	3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage	5.00%
Premises [Member]
Lease Type [Line Items]
Lease deposits	$ 26,000
Rent expenses	$ 86,000		92,000	$ 87,000
Lease expiration date	Jan. 01, 2018	Jan. 01, 2018
Vehicles [Member]
Lease Type [Line Items]
Lease deposits	$ 6,000
Rent expenses	$ 102,000		$ 98,000	$ 109,000
Lease expiration date, minimum	Jan. 01, 2015	Jan. 01, 2015
Lease expiration date, maximum	Jan. 01, 2018	Jan. 01, 2018